Significant Accounting Policies (Predecessor) (Details) (USD $)	9 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor
Other comprehensive income/loss:
Other comprehensive income/(loss)	$ 0	$ 0	$ 0	$ 0
Trade receivables (net):
Allowance for doubtful accounts	$ 0	$ 0	$ 0	$ 0